Goodwill and Other Intangible Assets (Notes)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets
Intangible Assets

Our identifiable intangible assets primarily consist of acquired permits and leasehold agreements and franchise agreements which grant us the right to operate out-of-home structures in specified locations and the right to provide advertising space on railroad and municipal transit properties. Identifiable intangible assets are amortized on a straight-line basis over their estimated useful life, which is the respective life of the agreement that in some cases includes historical experience of renewals.

Our identifiable intangible assets consist of the following:

(in millions)	Gross	Accumulated Amortization	Net
As of September 30, 2014:
Permits and leasehold agreements	$876.0	$(681.0)	$195.0
Franchise agreements	442.1	(317.9)	124.2
Other intangible assets	2.1	(1.2)	0.9
Total intangible assets	$1,320.2	$(1,000.1)	$320.1

As of December 31, 2013:
Permits and leasehold agreements	$880.6	$(659.0)	$221.6
Franchise agreements	462.4	(320.7)	141.7
Other intangible assets	2.1	(1.0)	1.1
Total intangible assets	$1,345.1	$(980.7)	$364.4

All of our intangible assets, except goodwill, are subject to amortization. Amortization expense was $67.3 million for the nine months ended September 30, 2014, and $68.2 million for the nine months ended September 30, 2013, which includes the amortization of direct lease acquisition costs of $24.2 million for the nine months ended September 30, 2014, and $22.7 million for the nine months ended September 30, 2013. Direct lease acquisition costs are amortized on a straight-line basis over the related customer lease term, which generally ranges from four weeks to one year.

GOODWILL AND OTHER INTANGIBLE ASSETS
For the years ended December 31, 2013 and 2012, the changes in the book value of goodwill by segment were as follows:

	United States	International	Total
At December 31, 2011	$1,758.0	$114.3	$1,872.3
Currency translation adjustments	—	4.9	4.9
At December 31, 2012	1,758.0	119.2	1,877.2
Currency translation adjustments	—	(5.1)	(5.1)
Dispositions	(6.4)	—	(6.4)
At December 31, 2013	$1,751.6	$114.1	$1,865.7

The balance in the Company’s United States segment is net of accumulated impairments of $7.19 billion at December 31, 2013 and $7.22 billion at both December 31, 2012 and 2011, which were incurred prior to 2009.
The balance in the Company’s International segment is net of accumulated impairments of $489.2 million at December 31, 2013, 2012 and 2011, which were incurred prior to 2009.
The Company’s identifiable intangible assets primarily consist of acquired permits and leasehold agreements and franchise agreements which grant the Company the right to operate out-of-home structures in specified locations and the right to provide advertising space on railroad and municipal transit properties. Identifiable intangible assets are amortized on a straight-line basis over their estimated useful life, which is the respective life of the agreement that in some cases includes historical experience of renewals.
The Company’s identifiable intangible assets consist of the following:

At December 31, 2013	Gross	Accumulated Amortization	Net
Permits and leasehold agreements	$880.6	$(659.0)	$221.6
Franchise agreements	462.4	(320.7)	141.7
Other intangible assets	2.1	(1.0)	1.1
Total intangible assets	$1,345.1	$(980.7)	$364.4

At December 31, 2012	Gross	Accumulated Amortization	Net
Permits and leasehold agreements	$875.7	$(625.5)	$250.2
Franchise agreements	476.9	(309.0)	167.9
Other intangible assets	15.7	(13.8)	1.9
Total intangible assets	$1,368.3	$(948.3)	$420.0

All of the Company’s intangible assets, except goodwill, are subject to amortization. Amortization expense was $91.3 million, $90.9 million and $102.9 million for the years ended December 31, 2013, 2012 and 2011, respectively, which includes the amortization of direct lease acquisition costs of $30.9 million, $31.1 million and $32.1 million for the years ended December 31, 2013, 2012 and 2011, respectively. Direct lease acquisition costs are amortized on a straight-line basis over the related customer lease term, which generally ranges from four weeks to one year.
The Company expects its aggregate annual amortization expense for intangible assets, before considering the impact of future direct lease acquisition costs, for each of the years 2014 through 2018, to be as follows:

	2014	2015	2016	2017	2018
Amortization expense	$57.1	$55.2	$50.1	$27.9	$21.0